Business Combination and Reverse Recapitalization - Schedule of Consummation of Business Combination (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jan. 13, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Total common stock immediately after Closing	72,552,477		6,248,192
Common Stock
Business Acquisition [Line Items]
CPSR stockholders	5,671,473
Common stock issued to Gelesis Legacy Equityholders	54,814,847
Common stock issued to PIPE investors and backstop agreement	11,727,967
Total common stock immediately after Closing	72,552,477	72,214,287
Common Stock | CPSR Public Stockholders
Business Acquisition [Line Items]
CPSR stockholders	755,223
Common Stock | CPSR Sponsor Stockholders
Business Acquisition [Line Items]
CPSR stockholders	4,916,250